Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$137,723,550.72	0.6589644	$105,233,448.53	0.5035093	$32,490,102.19
Class A-2-A Notes	$210,500,000.00	1.0000000	$210,500,000.00	1.0000000	$-
Class A-2-B Notes	$139,500,000.00	1.0000000	$139,500,000.00	1.0000000	$-
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$883,503,550.72	0.9253478	$851,013,448.53	0.8913189	$32,490,102.19

Weighted Avg. Coupon (WAC)	3.29%		3.28%
Weighted Avg. Remaining Maturity (WARM)	55.80		54.87
Pool Receivables Balance	$953,008,321.08		$920,800,124.52
Remaining Number of Receivables	51,311		50,365

Adjusted Pool Balance	$912,578,681.42		$881,811,005.01

III. COLLECTIONS

Principal:
Principal Collections	$31,700,847.67
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$172,589.31
Total Principal Collections	$31,873,436.98

Interest:
Interest Collections	$2,617,556.94
Late Fees & Other Charges	$38,007.35
Interest on Repurchase Principal	$-
Total Interest Collections	$2,655,564.29

Collection Account Interest	$35,783.33
Reserve Account Interest	$1,775.00
Servicer Advances	$-

Total Collections	$34,566,559.60

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$34,566,559.60
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$34,566,559.60

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$794,173.60	$-	$794,173.60	794,173.60
	Collection Account Interest					$35,783.33
	Late Fees & Other Charges					$38,007.35
Total due to Servicer						$867,964.28

2.	Class A Noteholders Interest:
	Class A-1 Notes		$154,173.86		$154,173.86
	Class A-2-A Notes		$275,404.17		$275,404.17
	Class A-2-B Notes		$160,299.61		$160,299.61
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$1,116,009.97		$1,116,009.97	1,116,009.97

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$32,490,102.19

7.	Regular Principal Distribution Amount:					32,490,102.19

			Distributable Amount		Paid Amount
	Class A-1 Notes				$32,490,102.19
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$34,987,641.20		$32,490,102.19
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$34,987,641.20		$32,490,102.19

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$40,429,639.66
Beginning Period Amount	$40,429,639.66
Current Period Amortization	$1,440,520.15
Ending Period Required Amount	$38,989,119.51
Ending Period Amount	$38,989,119.51
Next Distribution Date Required Amount	$37,573,812.67

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$29,075,130.70	$30,797,556.48	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	2.97%	3.14%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.19%	3.49%	3.78%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.44%	50,084	99.40%	$915,269,435.93
30 - 60 Days	0.44%	222	0.48%	$4,395,215.22
61 - 90 Days	0.09%	47	0.10%	$922,888.31
91-120 Days	0.02%	12	0.02%	$212,585.06
121 + Days	0.00%	0	0.00%	$-
Total		50,365		$920,800,124.52

Delinquent Receivables 30+ Days Past Due
Current Period	0.56%	281	0.60%	$5,530,688.59
1st Preceding Collection Period	0.45%	231	0.51%	$4,835,781.30
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average	0.50%		0.55%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.12%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		21		$469,829.47
Repossession Inventory		27		$442,730.45

Current Charge-Offs
Gross Principal of Charge-Offs				$507,348.89
Recoveries				$(172,589.31)
Net Loss				$334,759.58

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.42%

Average Pool Balance for Current Period				$936,904,222.80

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.43%
1st Preceding Collection Period				0.30%
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average				0.37%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		45	81	$798,399.40
Recoveries		20	33	$(213,418.23)
Net Loss				$584,981.17
Cumulative Net Loss as a % of Initial Pool Balance				0.06%

Net Loss for Receivables that have experienced a Net Loss *		40	70	$584,981.17
Average Net Loss for Receivables that have experienced a Net Loss				$8,356.87

Principal Balance of Extensions				$9,629,355.32
Number of Extensions				452

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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